Vanguard® Explorer Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (2.8%)
*	Live Nation Entertainment Inc.	1,356,984	90,172
*,1	Cinemark Holdings Inc.	3,425,368	69,329
	New York Times Co. Class A	1,253,184	62,145
*	Match Group Inc.	421,673	58,975
*	Take-Two Interactive Software Inc.	251,911	50,496
*	Roku Inc.	124,038	48,255
*	Bandwidth Inc. Class A	259,216	46,177
*	IAC/Inter Active Corp.	214,345	45,002
	Electronic Arts Inc.	217,033	31,079
*	Cargurus Inc.	777,998	22,756
*	TechTarget Inc.	246,070	18,381
	Warner Music Group Corp. Class A	484,289	16,994
*	Zillow Group Inc. Class A	72,787	10,097
*	Zynga Inc. Class A	750,142	7,434
*	Boingo Wireless Inc.	595,217	6,869
*	EverQuote Inc. Class A	99,645	4,490
*	Glu Mobile Inc.	439,276	3,870
	Cable One Inc.	1,181	2,362
*	Yelp Inc. Class A	34,851	1,136
*	Cardlytics Inc.	5,678	694
			596,713
Consumer Discretionary (11.8%)
*	Burlington Stores Inc.	760,906	189,390
*	Etsy Inc.	765,125	152,329
*	Skechers USA Inc. Class A	4,321,438	149,003
*	Ollie's Bargain Outlet Holdings Inc.	1,243,719	117,818
*	Under Armour Inc. Class C	6,017,901	90,088
*	Carter's Inc.	1,004,281	88,417
*	Skyline Champion Corp.	2,574,426	86,578
	Levi Strauss & Co. Class A	3,855,312	75,988
*,1	Chewy Inc. Class A	745,051	75,861
	Acushnet Holdings Corp.	1,825,861	74,532
*	Chegg Inc.	775,176	73,843
	La-Z-Boy Inc.	1,868,338	72,342
*	Sally Beauty Holdings Inc.	4,664,874	70,440
*	frontdoor Inc.	1,231,332	67,773
*	Farfetch Ltd. Class A	1,099,419	67,328
	Hanesbrands Inc.	4,168,100	63,730
*	Carvana Co. Class A	242,866	63,434
*	Deckers Outdoor Corp.	184,767	53,948
	Wingstop Inc.	350,882	52,650
*	Vroom Inc.	1,424,090	52,449

		Shares	Market Value ($000)
*	Floor & Decor Holdings Inc. Class A	494,291	45,509
	Domino's Pizza Inc.	121,171	44,925
	Shutterstock Inc.	626,418	40,711
	Polaris Inc.	332,560	38,800
	Papa John's International Inc.	361,827	37,008
*	Dollar Tree Inc.	364,004	37,005
*,2	Houghton Mifflin Harcourt Co.	7,198,968	35,491
	Core-Mark Holding Co. Inc.	1,046,789	32,105
*	Ulta Beauty Inc.	113,212	31,672
*	Purple Innovation Inc. Class A	826,872	28,147
	Pool Corp.	72,936	25,832
*	Bright Horizons Family Solutions Inc.	168,258	25,570
	Monro Inc.	390,730	22,846
*	Leslie's Inc.	737,950	21,105
	Garmin Ltd.	181,249	20,818
	Rent-A-Center Inc.	461,267	19,973
*	TopBuild Corp.	89,415	17,879
*	National Vision Holdings Inc.	364,300	16,893
*	Fox Factory Holding Corp.	129,681	15,515
	Service Corp. International	301,021	15,181
*	Grand Canyon Education Inc.	175,656	14,920
*	Lululemon Athletica Inc.	38,494	12,652
*,1	Petco Health & Wellness Co. Inc.	481,890	12,544
*	Penn National Gaming Inc.	114,921	11,920
*	iRobot Corp.	94,369	11,334
*	Planet Fitness Inc. Class A	157,302	11,326
*	Stamps.com Inc.	40,714	9,295
	H&R Block Inc.	507,392	8,742
*	Tempur Sealy International Inc.	302,320	7,981
	Murphy USA Inc.	59,778	7,447
	Camping World Holdings Inc. Class A	213,272	7,285
	PulteGroup Inc.	166,248	7,232
	Winnebago Industries Inc.	104,277	7,201
*	RH	14,902	7,084
*	Overstock.com Inc.	89,052	6,910
*	Gentherm Inc.	102,439	6,275
	Lithia Motors Inc. Class A	19,638	6,258
*	Sleep Number Corp.	54,127	5,832
*	GAN Ltd.	224,914	5,310
	Big Lots Inc.	86,546	5,165
*	Brinker International Inc.	83,976	4,945
*	Visteon Corp.	32,271	4,114
*	YETI Holdings Inc.	60,837	4,004
	Williams-Sonoma Inc.	29,856	3,849
*	Caesars Entertainment Inc.	53,916	3,795
*	Sonos Inc.	142,721	3,732
*	Lovesac Co.	63,737	3,604
*	NVR Inc.	785	3,490
	Gentex Corp.	103,851	3,432
*	Malibu Boats Inc. Class A	48,595	3,407
*	Asbury Automotive Group Inc.	23,079	3,291
*	Perdoceo Education Corp.	267,146	3,160
*	Lumber Liquidators Holdings Inc.	110,850	3,099
*	Scientific Games Corp. Class A	71,085	2,788
*	El Pollo Loco Holdings Inc.	134,943	2,746
	Kontoor Brands Inc.	75,411	2,724
*	Stitch Fix Inc. Class A	28,334	2,704
*	Dorman Products Inc.	26,006	2,362

		Shares	Market Value ($000)
*	Master Craft Boat Holdings Inc.	84,129	2,148
	PetMed Express Inc.	55,128	2,106
*	Waitr Holdings Inc.	518,275	1,835
	Strategic Education Inc.	20,488	1,811
*	Bloomin' Brands Inc.	83,469	1,759
	Standard Motor Products Inc.	43,880	1,721
*	Ruth's Hospitality Group Inc.	85,851	1,562
*	Red Rock Resorts Inc. Class A	49,612	1,165
*	CarParts.com Inc.	67,431	1,059
*	Texas Roadhouse Inc. Class A	12,421	947
*	Vivint Smart Home Inc.	41,682	787
*	Everi Holdings Inc.	58,754	769
*	WW International Inc.	19,685	523
*	Aaron's Co. Inc.	29,219	495
			2,563,572
Consumer Staples (2.6%)
*	Performance Food Group Co.	1,821,219	85,379
	Nu Skin Enterprises Inc. Class A	1,412,345	81,732
*	Nomad Foods Ltd.	2,866,687	71,954
*	BJ's Wholesale Club Holdings Inc.	1,696,376	71,367
	Sanderson Farms Inc.	484,035	65,921
	Casey's General Stores Inc.	270,003	50,620
	Calavo Growers Inc.	411,685	31,350
*	Monster Beverage Corp.	323,983	28,131
	Coca-Cola Consolidated Inc.	67,945	18,132
*	Herbalife Nutrition Ltd.	279,547	14,246
*	Boston Beer Co. Inc. Class A	12,894	11,822
[1]	National Beverage Corp.	72,451	10,979
[1]	B&G Foods Inc.	206,383	7,859
	Medifast Inc.	23,268	5,460
	John B Sanfilippo & Son Inc.	54,854	4,412
*	Freshpet Inc.	23,887	3,328
	Turning Point Brands Inc.	59,064	2,782
*	USANA Health Sciences Inc.	32,624	2,700
*	Sprouts Farmers Market Inc.	60,480	1,370
	Reynolds Consumer Products Inc.	36,321	1,090
*	Pilgrim's Pride Corp.	54,899	1,064
	Tootsie Roll Industries Inc.	18,607	736
*	Hostess Brands Inc. Class A	43,069	661
			573,095
Energy (0.5%)
*	Delek US Holdings Inc.	1,788,075	33,544
	Viper Energy Partners LP	1,652,764	22,709
*	ChampionX Corp.	1,276,922	19,524
	Cabot Oil & Gas Corp.	756,967	13,875
	Pioneer Natural Resources Co.	92,204	11,148
*	Magnolia Oil & Gas Corp. Class A	375,774	3,183
*	Renewable Energy Group Inc.	23,226	2,081
			106,064
Financials (7.5%)
*	SVB Financial Group	303,208	132,738
	LPL Financial Holdings Inc.	1,178,211	127,647
	Western Alliance Bancorp	1,582,260	107,879
	Sterling Bancorp	4,946,771	91,317
	Synovus Financial Corp.	2,450,894	91,173
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,446,614	85,567
	Webster Financial Corp.	1,686,269	78,833

		Shares	Market Value ($000)
	Voya Financial Inc.	1,419,245	78,711
	Assurant Inc.	562,139	76,153
	MGIC Investment Corp.	6,337,340	74,274
	Prosperity Bancshares Inc.	1,100,660	74,229
	Tradeweb Markets Inc. Class A	1,218,522	74,074
	Assured Guaranty Ltd.	2,048,496	73,234
*	Green Dot Corp. Class A	1,098,174	55,161
	RenaissanceRe Holdings Ltd.	359,733	54,118
	MarketAxess Holdings Inc.	80,540	43,553
	PROG Holdings Inc.	899,151	42,422
*	Palomar Holdings Inc.	301,640	30,040
	WisdomTree Investments Inc.	5,210,024	27,796
	Bank OZK	675,474	25,101
	Piper Sandler Cos.	244,789	22,357
	Primerica Inc.	156,696	21,829
*	PRA Group Inc.	618,294	20,385
	Houlihan Lokey Inc. Class A	262,600	17,030
*	Silvergate Capital Corp. Class A	149,485	13,911
	MSCI Inc. Class A	34,364	13,584
*	Encore Capital Group Inc.	431,031	12,802
	Walker & Dunlop Inc.	112,381	9,251
	Virtu Financial Inc. Class A	248,366	6,897
*	Enova International Inc.	304,985	6,893
	Erie Indemnity Co. Class A	26,433	6,426
	Kinsale Capital Group Inc.	22,844	4,285
	SLM Corp.	298,571	4,144
	Cowen Inc. Class A	139,778	3,515
	Morningstar Inc.	14,918	3,430
	Brightsphere Investment Group Inc.	152,337	2,792
*	Trupanion Inc.	23,735	2,663
	Universal Insurance Holdings Inc.	184,462	2,470
	Virtus Investment Partners Inc.	11,539	2,423
	FactSet Research Systems Inc.	7,846	2,372
*	Selectquote Inc.	101,434	2,142
*	eHealth Inc.	43,761	2,094
	Bank of NT Butterfield & Son Ltd.	58,402	1,776
	Ares Management Corp. Class A	25,371	1,146
	Federated Hermes Inc.	42,191	1,139
	PJT Partners Inc. Class A	15,636	1,079
	Artisan Partners Asset Management Inc. Class A	19,924	964
*	NMI Holdings Inc. Class A	43,188	916
	PennyMac Financial Services Inc.	12,454	722
			1,635,457
Health Care (23.4%)
*	Insulet Corp.	719,607	192,265
*	ICON plc	910,151	185,498
*	Hologic Inc.	1,561,289	124,482
*	Acadia Healthcare Co. Inc.	2,341,807	118,683
*	Omnicell Inc.	937,612	110,451
*,1	Penumbra Inc.	336,761	87,925
*	Ultragenyx Pharmaceutical Inc.	633,459	87,791
*	Catalent Inc.	746,969	85,939
*	LHC Group Inc.	421,481	83,967
	Encompass Health Corp.	1,021,343	82,116
*	ABIOMED Inc.	235,779	82,110
*	Haemonetics Corp.	710,545	81,208
	STERIS plc	428,405	80,159
*	Amedisys Inc.	273,051	78,450

		Shares	Market Value ($000)
	Hill-Rom Holdings Inc.	816,269	78,394
*	Molina Healthcare Inc.	364,956	77,958
*	BioTelemetry Inc.	1,075,983	76,890
*	Repligen Corp.	366,884	73,377
*	Charles River Laboratories International Inc.	278,017	72,020
*	Globus Medical Inc. Class A	1,144,233	70,588
*	Avanos Medical Inc.	1,553,044	70,353
*	Quidel Corp.	277,225	69,575
*	Merit Medical Systems Inc.	1,281,995	69,420
*	Kodiak Sciences Inc.	544,690	68,800
*	HealthEquity Inc.	810,734	67,737
*	Syneos Health Inc.	884,697	65,777
*	IDEXX Laboratories Inc.	136,913	65,538
*	Mettler-Toledo International Inc.	53,972	63,045
	Bio-Techne Corp.	193,501	62,870
*	Integra LifeSciences Holdings Corp.	930,215	61,431
*	Avantor Inc.	2,044,331	60,287
*	Glaukos Corp.	653,683	57,975
*	ImmunoGen Inc.	7,554,606	53,864
*	Horizon Therapeutics plc	718,677	52,090
*	PRA Health Sciences Inc.	420,184	51,783
*	Neurocrine Biosciences Inc.	442,989	48,618
*	Turning Point Therapeutics Inc.	383,203	48,088
*	DexCom Inc.	120,813	45,287
*	Arena Pharmaceuticals Inc.	551,811	40,966
*	Sage Therapeutics Inc.	502,805	40,551
*	TG Therapeutics Inc.	838,487	40,474
*	Exact Sciences Corp.	289,542	39,714
*	Biohaven Pharmaceutical Holding Co. Ltd.	464,213	39,560
	ResMed Inc.	192,853	38,873
*	Halozyme Therapeutics Inc.	796,934	37,926
*	Dicerna Pharmaceuticals Inc.	1,673,053	37,594
*	Y-mAbs Therapeutics Inc.	893,289	37,527
*	Constellation Pharmaceuticals Inc.	1,130,166	37,262
*	AMN Healthcare Services Inc.	500,454	36,093
*	PPD Inc.	1,103,003	35,473
	Cooper Cos. Inc.	96,548	35,147
*,1	Ligand Pharmaceuticals Inc.	188,098	34,864
*	Apellis Pharmaceuticals Inc.	747,011	33,070
*	Ascendis Pharma A/S ADR	213,450	32,050
*	Pacira BioSciences Inc.	472,107	31,197
*	Neogen Corp.	382,321	30,918
*	Mirati Therapeutics Inc.	147,266	30,238
*	Veracyte Inc.	524,763	29,754
*	Tandem Diabetes Care Inc.	318,612	29,519
*	ALX Oncology Holdings Inc.	362,870	28,757
*	Theravance Biopharma Inc.	1,517,696	28,290
*	Axogen Inc.	1,628,287	28,251
	Chemed Corp.	54,531	28,242
*	Allakos Inc.	205,558	27,407
*	MEDNAX Inc.	993,912	27,104
*	Exelixis Inc.	1,197,125	26,588
*	HMS Holdings Corp.	718,266	26,447
	Cerner Corp.	315,500	25,275
*	Agios Pharmaceuticals Inc.	534,275	25,095
*	iRhythm Technologies Inc.	148,948	25,086
*	Nevro Corp.	155,033	25,083
*	Novocure Ltd.	154,132	24,809

		Shares	Market Value ($000)
*	Maravai LifeSciences Holdings Inc. Class A	706,771	24,624
*	Heron Therapeutics Inc.	1,409,990	24,477
*	Illumina Inc.	55,496	23,666
	Bruker Corp.	400,004	23,156
*	Align Technology Inc.	43,858	23,042
*	Sotera Health Co.	882,895	23,035
*	Revance Therapeutics Inc.	901,670	22,938
*	Henry Schein Inc.	348,242	22,932
*	Medpace Holdings Inc.	171,414	22,762
*	Deciphera Pharmaceuticals Inc.	512,072	22,634
*	BioMarin Pharmaceutical Inc.	271,852	22,504
*	Natera Inc.	192,575	20,536
*	Pacific Biosciences of California Inc.	596,178	19,286
*	Viking Therapeutics Inc.	2,444,815	17,872
	PerkinElmer Inc.	117,515	17,283
*	Guardant Health Inc.	111,103	17,277
*	Tenet Healthcare Corp.	358,401	16,942
*	Veeva Systems Inc. Class A	61,250	16,932
*	SpringWorks Therapeutics Inc.	203,155	16,925
*,1	Ontrak Inc.	209,074	16,577
*	Sarepta Therapeutics Inc.	183,531	16,408
*	NuVasive Inc.	298,115	16,021
*	Acceleron Pharma Inc.	128,713	14,870
*	Teladoc Health Inc.	50,144	13,230
*	Emergent BioSolutions Inc.	122,177	13,055
*	Masimo Corp.	50,568	12,941
*	Ionis Pharmaceuticals Inc.	209,360	12,576
	Ensign Group Inc.	149,649	11,715
*	Ironwood Pharmaceuticals Inc. Class A	1,016,860	10,392
*	10X Genomics Inc. Class A	60,644	10,379
*	Arvinas Inc.	134,117	10,118
*	Enanta Pharmaceuticals Inc.	208,359	10,014
*	Select Medical Holdings Corp.	387,993	9,971
*	Corcept Therapeutics Inc.	344,204	9,727
*	Supernus Pharmaceuticals Inc.	326,624	9,599
*	Travere Thrapeutics Inc.	376,489	9,506
*	Puma Biotechnology Inc.	749,514	8,799
*	Bluebird Bio Inc.	190,856	8,503
*	Inovalon Holdings Inc. Class A	346,099	8,445
*	MacroGenics Inc.	404,278	8,263
*	Iovance Biotherapeutics Inc.	186,594	8,180
*	Schrodinger Inc.	90,127	8,141
	Luminex Corp.	288,585	8,106
*	ModivCare Inc.	47,676	7,560
*	Vanda Pharmaceuticals Inc.	516,657	7,409
*,1	Esperion Therapeutics Inc.	228,769	7,204
*	Alkermes plc	327,679	6,878
*	Blueprint Medicines Corp.	70,799	6,850
*	Novavax Inc.	30,779	6,800
*	CareDx Inc.	83,892	6,412
*	AtriCure Inc.	108,745	6,332
*	Tivity Health Inc.	279,388	6,300
*	Integer Holdings Corp.	83,405	6,155
*	Inspire Medical Systems Inc.	29,344	5,913
*	Pennant Group Inc.	105,996	5,699
*	Cytokinetics Inc.	287,013	5,646
*	BioCryst Pharmaceuticals Inc.	659,725	5,621
*	Immunovant Inc.	141,405	5,519

		Shares	Market Value ($000)
*	GenMark Diagnostics Inc.	381,172	5,264
*	Agenus Inc.	1,411,031	5,193
*	Meridian Bioscience Inc.	233,379	5,158
*	Editas Medicine Inc. Class A	81,620	5,007
*	Twist Bioscience Corp.	29,691	4,885
*	Akebia Therapeutics Inc.	1,472,363	4,770
*	Inari Medical Inc.	48,333	4,612
*	Intellia Therapeutics Inc.	71,582	4,482
*	Precision BioSciences Inc.	367,150	4,450
*	MannKind Corp.	1,261,012	4,439
*	US Physical Therapy Inc.	36,819	4,431
*	Intercept Pharmaceuticals Inc.	123,134	4,339
*	Sutro Biopharma Inc.	192,582	4,266
*	ACADIA Pharmaceuticals Inc.	87,601	4,209
	West Pharmaceutical Services Inc.	13,983	4,188
*	Lexicon Pharmaceuticals Inc.	521,386	4,124
*	Minerva Neurosciences Inc.	1,194,857	3,812
*	Molecular Templates Inc.	332,669	3,809
*	Fortress Biotech Inc.	1,187,477	3,788
*	Kiniksa Pharmaceuticals Ltd. Class A	184,752	3,638
*	CytomX Therapeutics Inc.	510,220	3,526
*	Reata Pharmaceuticals Inc. Class A	33,435	3,464
*	AdaptHealth Corp. Class A	89,785	3,436
*	OraSure Technologies Inc.	217,055	3,306
*	Surgery Partners Inc.	86,031	3,207
*	Voyager Therapeutics Inc.	423,207	3,195
*	Denali Therapeutics Inc.	46,132	3,160
*	Sangamo Therapeutics Inc.	222,109	3,034
*	Radius Health Inc.	160,723	3,006
*	Accolade Inc.	55,602	2,818
*	Pulmonx Corp.	49,539	2,810
*,1	NantKwest Inc.	146,960	2,774
*	Allscripts Healthcare Solutions Inc.	167,460	2,763
*	Silk Road Medical Inc.	47,078	2,567
*	ICU Medical Inc.	12,066	2,467
*	Seres Therapeutics Inc.	101,144	2,402
*	Selecta Biosciences Inc.	595,795	2,383
*	Karyopharm Therapeutics Inc.	153,747	2,342
*,1	Inovio Pharmaceuticals Inc.	182,412	2,326
*	Castle Biosciences Inc.	34,685	2,318
*	Atara Biotherapeutics Inc.	125,451	2,316
*	Xencor Inc.	49,947	2,285
*	Ovid therapeutics Inc.	805,652	2,264
	CONMED Corp.	19,922	2,229
*	CryoPort Inc.	28,487	1,943
*	ZIOPHARM Oncology Inc.	495,275	1,837
*	Evolent Health Inc. Class A	106,855	1,824
*	REGENXBIO Inc.	43,676	1,805
*	NextCure Inc.	152,773	1,771
*	Karuna Therapeutics Inc.	16,539	1,641
*	Affimed NV	283,113	1,622
*	Arcturus Therapeutics Holdings Inc.	21,864	1,584
*,1	VBI Vaccines Inc.	479,852	1,564
*	Translate Bio Inc.	63,423	1,515
*,1	Vaxart Inc.	126,018	1,510
*	Myriad Genetics Inc.	53,493	1,474
*	Provention Bio Inc.	102,645	1,413
*	Replimune Group Inc.	36,255	1,407

		Shares	Market Value ($000)
*	Amicus Therapeutics Inc.	74,098	1,401
*	Mustang Bio Inc.	335,880	1,401
*	Protagonist Therapeutics Inc.	62,425	1,293
*,1	Retractable Technologies Inc.	76,472	1,230
*	Cue Biopharma Inc.	90,638	1,227
*	FibroGen Inc.	25,369	1,222
*	Amphastar Pharmaceuticals Inc.	65,345	1,188
*,1	Co-Diagnostics Inc.	90,100	1,157
*	Option Care Health Inc.	62,488	1,155
*	Phreesia Inc.	16,690	1,090
*	STAAR Surgical Co.	10,518	1,079
*	Adaptive Biotechnologies Corp.	18,317	1,016
*	Innoviva Inc.	82,607	992
*	Spero Therapeutics Inc.	54,307	984
*	AVEO Pharmaceuticals Inc.	123,820	982
*	Syros Pharmaceuticals Inc.	89,395	978
*	Kadmon Holdings Inc.	197,694	949
*,1	Clovis Oncology Inc.	117,481	928
*	Quanterix Corp.	14,125	914
*	ChemoCentryx Inc.	15,267	870
*,1	Zynex Inc.	47,116	851
*	Vocera Communications Inc.	18,323	805
*,1	Acutus Medical Inc.	28,968	750
*	Zogenix Inc.	31,940	606
*	Amneal Pharmaceuticals Inc.	100,443	483
			5,072,393
Industrials (16.8%)
*	Trex Co. Inc.	1,772,956	162,704
*	TriNet Group Inc.	1,860,286	137,866
*	Clean Harbors Inc.	1,582,771	122,601
*	Middleby Corp.	872,617	118,432
	Kennametal Inc.	2,728,386	103,351
*	Generac Holdings Inc.	414,482	102,137
	John Bean Technologies Corp.	869,475	100,755
*	SPX FLOW Inc.	1,781,417	94,362
	Woodward Inc.	835,875	93,576
	Rexnord Corp.	2,412,146	91,324
*	Sensata Technologies Holding plc	1,565,913	85,342
*	Kirby Corp.	1,631,434	82,812
*	Builders FirstSource Inc.	2,109,114	80,674
	Ritchie Bros Auctioneers Inc.	1,353,903	79,758
	Fortune Brands Home & Security Inc.	900,230	77,645
	EnerSys	890,982	73,265
*	Chart Industries Inc.	568,388	68,269
*	AerCap Holdings NV	1,767,122	67,575
	TransUnion	774,622	67,423
	BWX Technologies Inc.	1,205,936	65,024
[2]	Enerpac Tool Group Corp. Class A	3,138,204	63,611
	ABM Industries Inc.	1,719,894	63,189
	GATX Corp.	675,374	62,675
	Matson Inc.	1,029,285	61,551
*	United Rentals Inc.	245,230	59,593
*	Masonite International Corp.	588,267	58,533
	IDEX Corp.	308,180	57,380
*	Copart Inc.	512,469	56,243
	Advanced Drainage Systems Inc.	671,558	55,390
*	SiteOne Landscape Supply Inc.	348,095	54,888
*	XPO Logistics Inc.	485,045	53,554

		Shares	Market Value ($000)
*	Axon Enterprise Inc.	318,216	52,238
	Rush Enterprises Inc. Class A	1,198,174	50,311
*	Kornit Digital Ltd.	521,275	47,246
*	RBC Bearings Inc.	275,364	46,077
*	Gibraltar Industries Inc.	480,826	43,096
	Verisk Analytics Inc. Class A	229,988	42,203
	Tennant Co.	585,236	39,650
*	Kratos Defense & Security Solutions Inc.	1,461,564	38,790
*	Teledyne Technologies Inc.	107,510	38,382
	CH Robinson Worldwide Inc.	446,230	38,179
*	Proto Labs Inc.	177,469	37,588
*	Shoals Technologies Group Inc. Class A	1,100,279	37,332
	Forward Air Corp.	445,402	31,931
*	Cimpress plc	342,159	31,270
*	CoStar Group Inc.	34,010	30,599
*	Mercury Systems Inc.	391,994	27,855
	HEICO Corp. Class A	261,328	27,782
	Vertiv Holdings Co. Class A	1,365,229	27,468
*	AZEK Co. Inc. Class A	580,908	23,172
	Rockwell Automation Inc.	87,715	21,800
	Landstar System Inc.	152,673	21,283
	IHS Markit Ltd.	240,770	20,966
*	Array Technologies Inc.	504,809	20,576
*	Atkore International Group Inc.	448,052	19,876
*	Upwork Inc.	463,377	19,207
	UFP Industries Inc.	339,947	18,337
	EMCOR Group Inc.	194,392	17,165
	JB Hunt Transport Services Inc.	115,030	15,490
	Boise Cascade Co.	320,775	15,279
*	Plug Power Inc.	225,919	14,271
	Heartland Express Inc.	752,079	14,117
	Tetra Tech Inc.	115,825	14,081
*	Ameresco Inc. Class A	242,557	13,605
	Allison Transmission Holdings Inc.	297,088	12,092
*	GMS Inc.	415,465	12,044
*	MRC Global Inc.	1,335,510	9,228
	Simpson Manufacturing Co. Inc.	99,618	9,165
*	AeroVironment Inc.	77,889	8,939
	Allegion plc	82,408	8,818
	Applied Industrial Technologies Inc.	118,449	8,338
	Franklin Electric Co. Inc.	119,810	8,317
*	Sunrun Inc.	106,616	7,385
	Exponent Inc.	89,232	7,369
	Albany International Corp. Class A	102,370	7,117
*	Terex Corp.	177,468	6,346
	Graco Inc.	85,576	5,900
	Nordson Corp.	32,952	5,898
*	SPX Corp.	96,202	4,975
	Werner Enterprises Inc.	123,497	4,846
	MSA Safety Inc.	26,929	4,204
*	TrueBlue Inc.	216,816	4,031
*	American Woodmark Corp.	45,560	3,941
*,1	Alpha Pro Tech Ltd.	238,365	3,404
	Hubbell Inc. Class B	20,831	3,241
	Donaldson Co. Inc.	54,435	3,236
*	Atlas Air Worldwide Holdings Inc.	61,809	3,203
	CoreLogic Inc.	33,808	2,545
*	ExOne Co.	83,991	2,330

		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	11,868	1,867
*	Cornerstone Building Brands Inc.	159,951	1,820
	Toro Co.	19,075	1,798
*	ASGN Inc.	21,142	1,753
	Acuity Brands Inc.	11,647	1,400
	AAON Inc.	14,918	1,104
*	Vicor Corp.	11,759	1,018
*	MasTec Inc.	12,939	998
*	Dycom Industries Inc.	12,219	991
*	Herc Holdings Inc.	13,842	886
	Covanta Holding Corp.	60,223	852
	Argan Inc.	15,021	649
			3,650,772
Information Technology (24.4%)
*	Five9 Inc.	1,151,542	191,444
*	New Relic Inc.	2,044,338	153,693
*	SVMK Inc.	5,725,847	144,349
*	HubSpot Inc.	387,157	144,100
*	Wix.com Ltd.	507,150	125,291
*	Fortinet Inc.	822,197	119,013
	Power Integrations Inc.	1,380,696	111,215
*	Cloudera Inc.	7,071,230	107,978
	Monolithic Power Systems Inc.	297,018	105,528
*	J2 Global Inc.	994,891	102,116
*	Inphi Corp.	574,730	96,905
*	Proofpoint Inc.	747,414	96,476
*	DocuSign Inc. Class A	400,060	93,170
*	Medallia Inc.	2,221,557	92,195
*	ON Semiconductor Corp.	2,618,323	90,306
*	Ciena Corp.	1,666,700	88,985
*	Mimecast Ltd.	2,049,163	88,237
*	Tower Semiconductor Ltd.	3,017,577	84,402
*	Cadence Design Systems Inc.	631,083	82,287
*	GoDaddy Inc. Class A	958,928	75,353
*	RealPage Inc.	859,976	74,448
*	First Solar Inc.	745,330	73,899
	MKS Instruments Inc.	465,752	73,621
	Science Applications International Corp.	759,235	72,909
*	Arrow Electronics Inc.	746,484	72,879
*	Manhattan Associates Inc.	599,854	67,921
*	2U Inc.	1,614,854	66,048
*	Concentrix Corp.	609,605	65,179
*	FireEye Inc.	2,942,306	61,788
	Entegris Inc.	621,619	61,161
	MAXIMUS Inc.	808,789	60,708
*	Everbridge Inc.	455,962	60,611
*	Envestnet Inc.	782,802	60,064
*	Cornerstone OnDemand Inc.	1,421,758	58,150
*	IPG Photonics Corp.	252,477	56,411
*,1	SunPower Corp.	989,057	53,419
*	8x8 Inc.	1,512,397	53,312
*	Pluralsight Inc. Class A	2,459,950	51,167
*	RingCentral Inc. Class A	130,150	48,536
*	Trimble Inc.	710,541	46,832
*	Smartsheet Inc. Class A	670,830	46,784
*	Euronet Worldwide Inc.	369,383	46,158
	Belden Inc.	971,185	45,879
*	Semtech Corp.	629,557	44,667

		Shares	Market Value ($000)
*	Sprout Social Inc. Class A	671,380	44,311
	Microchip Technology Inc.	314,555	42,814
	Teradyne Inc.	370,355	42,028
*	Nuance Communications Inc.	851,151	38,761
*	Cardtronics plc Class A	967,044	37,570
*	Silicon Laboratories Inc.	283,628	37,204
*	PTC Inc.	279,226	37,112
	Jack Henry & Associates Inc.	253,344	36,682
*	SolarWinds Corp.	2,177,009	36,596
*	Gartner Inc.	234,940	35,690
*	Tyler Technologies Inc.	81,886	34,621
*	Q2 Holdings Inc.	267,594	34,249
*	Fair Isaac Corp.	72,900	32,813
	Booz Allen Hamilton Holding Corp. Class A	383,971	32,703
	Cognex Corp.	394,680	32,415
*	WEX Inc.	171,830	32,407
*	Enphase Energy Inc.	177,650	32,394
*	Dynatrace Inc.	736,401	30,568
*	Zendesk Inc.	205,600	29,656
*	Palo Alto Networks Inc.	81,893	28,724
*	Workiva Inc. Class A	291,497	28,412
*	Qualys Inc.	199,718	27,655
*	SolarEdge Technologies Inc.	94,110	27,135
*	Aspen Technology Inc.	188,848	25,287
*	Rapid7 Inc.	285,525	24,789
*	ANSYS Inc.	69,366	24,581
*,1	Maxeon Solar Technologies Ltd.	600,155	24,366
*	Varonis Systems Inc.	133,505	23,600
*	CyberArk Software Ltd.	147,254	23,597
*	Black Knight Inc.	287,138	23,456
*	Domo Inc. Class B	365,963	23,198
*	ChannelAdvisor Corp.	1,096,992	22,488
	National Instruments Corp.	538,607	22,298
*	Box Inc. Class A	1,259,113	21,833
*	Atlassian Corp. plc Class A	84,502	19,531
*	Zscaler Inc.	96,302	19,232
*	PROS Holdings Inc.	446,227	18,804
*	Anaplan Inc.	280,776	18,728
	TTEC Holdings Inc.	246,586	18,637
*	Guidewire Software Inc.	159,327	18,281
	Jabil Inc.	440,829	18,237
*	EPAM Systems Inc.	50,432	17,370
*	Avalara Inc.	114,474	17,171
	SS&C Technologies Holdings Inc.	272,687	17,147
*	Repay Holdings Corp.	773,094	17,124
*	Elastic NV	106,828	16,234
*	Coupa Software Inc.	51,026	15,811
*	Synaptics Inc.	142,588	14,148
*	A10 Networks Inc.	1,246,331	12,376
*	Teradata Corp.	455,795	12,261
*	Zebra Technologies Corp. Class A	31,596	12,254
*,1	Sumo Logic Inc.	352,280	12,122
*	Avaya Holdings Corp.	521,184	11,591
	Brooks Automation Inc.	148,949	11,284
	CDW Corp.	85,552	11,264
*	Fastly Inc. Class A	97,749	10,689
*	Bill.Com Holdings Inc.	87,019	10,606
*	SPS Commerce Inc.	106,036	10,486

		Shares	Market Value ($000)
*	Veritone Inc.	253,127	9,940
*	Unisys Corp.	398,262	9,515
*	Comm Scope Holding Co. Inc.	645,946	9,489
*	Cirrus Logic Inc.	100,866	9,450
*	Alarm.com Holdings Inc.	97,542	9,064
*	Diodes Inc.	124,061	8,781
*	Calix Inc.	273,898	8,272
*	NeoPhotonics Corp.	739,695	8,240
*	Plantronics Inc.	240,379	7,625
*	Unity Software Inc.	50,603	7,581
*	Digital Turbine Inc.	131,927	7,548
*	Avid Technology Inc.	414,086	7,056
*	Nutanix Inc. Class A	227,823	6,953
*	SMART Global Holdings Inc.	186,620	6,933
*	Alteryx Inc. Class A	54,274	6,841
*	Affirm Holdings Inc.	67,221	6,695
*	MACOM Technology Solutions Holdings Inc. Class H	110,048	6,257
	CSG Systems International Inc.	143,499	6,183
*	Ultra Clean Holdings Inc.	160,141	6,181
*	Model N Inc.	169,702	5,766
	Amkor Technology Inc.	364,019	5,650
*	Brightcove Inc.	343,232	5,646
*	Okta Inc.	21,202	5,492
*	MongoDB Inc.	14,826	5,480
*	eGain Corp.	456,710	5,024
*	Zuora Inc. Class A	336,631	4,965
*	Insight Enterprises Inc.	62,524	4,758
	Progress Software Corp.	106,336	4,273
*	Diebold Nixdorf Inc.	309,079	4,222
*	LivePerson Inc.	64,427	4,082
*	Agilysys Inc.	107,922	3,970
*	Ichor Holdings Ltd.	108,971	3,934
*	Lumentum Holdings Inc.	40,780	3,825
*	Lattice Semiconductor Corp.	94,984	3,810
*	FormFactor Inc.	90,395	3,694
*	StoneCo. Ltd. Class A	51,131	3,676
*	ePlus Inc.	40,614	3,413
*	Ambarella Inc.	34,776	3,281
*	Axcelis Technologies Inc.	87,945	3,011
	Hackett Group Inc.	215,377	2,933
*	Fabrinet	36,362	2,870
*	Sitime Corp.	23,118	2,822
*	Cohu Inc.	52,499	2,136
*	Mitek Systems Inc.	132,029	2,132
*	Cambium Networks Corp.	49,557	1,821
*	PagerDuty Inc.	35,857	1,747
*	Altair Engineering Inc. Class A	31,156	1,743
*	LiveRamp Holdings Inc.	22,251	1,685
	EVERTEC Inc.	47,496	1,648
*	Tenable Holdings Inc.	31,743	1,571
*	Infinera Corp.	156,988	1,546
*	Zix Corp.	188,743	1,538
*	International Money Express Inc.	95,820	1,368
*	Perficient Inc.	24,714	1,350
*,1	BigCommerce Holdings Inc. Series 1	16,639	1,330
	Ubiquiti Inc.	3,888	1,197
*	Novanta Inc.	9,242	1,155
*,1	GTT Communications Inc.	229,041	1,065

		Shares	Market Value ($000)
*	Sailpoint Technologies Holdings Inc.	18,661	1,032
*	CEVA Inc.	13,803	812
*	Advanced Energy Industries Inc.	7,865	807
*	Duck Creek Technologies Inc.	16,281	787
*	Paylocity Holding Corp.	3,776	708
*,1	Corsair Gaming Inc.	13,333	504
			5,303,878
Materials (1.8%)
	Smurfit Kappa Group plc	1,917,978	91,461
	Louisiana-Pacific Corp.	2,175,522	82,692
	Methanex Corp.	1,656,281	54,840
*	Summit Materials Inc. Class A	1,830,961	37,590
	Graphic Packaging Holding Co.	1,328,313	20,801
	Scotts Miracle-Gro Co.	86,393	19,128
	Element Solutions Inc.	965,894	16,449
	Balchem Corp.	145,914	15,617
	Avery Dennison Corp.	99,566	15,022
	Royal Gold Inc.	117,302	12,537
	RPM International Inc.	102,708	8,470
	Sensient Technologies Corp.	73,253	5,167
*	Forterra Inc.	106,888	1,956
*	O-I Glass Inc.	137,123	1,733
			383,463
Other (1.0%)[3]
[1,4]	Vanguard Small-Cap ETF	825,951	164,026
*	Jaws Acquisition Corp. Class A	3,930,850	51,140
			215,166
Real Estate (2.7%)
	PS Business Parks Inc.	555,279	75,585
	Life Storage Inc.	919,707	75,030
	Essential Properties Realty Trust Inc.	3,347,626	69,697
	VICI Properties Inc.	2,357,420	59,596
	JBG SMITH Properties	1,857,382	55,461
	Pebblebrook Hotel Trust	2,114,744	38,869
*	Xenia Hotels & Resorts Inc.	2,529,999	36,609
	CoreSite Realty Corp.	255,670	34,372
	SBA Communications Corp. Class A	121,661	32,687
*	Redfin Corp.	387,896	27,622
	Iron Mountain Inc.	571,935	19,257
	Americold Realty Trust	484,600	16,917
	Uniti Group Inc.	1,125,295	13,852
	National Health Investors Inc.	92,254	5,982
[1]	GEO Group Inc.	617,508	5,520
	RMR Group Inc. Class A	53,190	1,962
	Innovative Industrial Properties Inc.	8,629	1,615
	CareTrust REIT Inc.	59,111	1,328
	Alexander's Inc.	3,532	944
	American Finance Trust Inc.	81,888	596
			573,501
Utilities (0.5%)
	Atlantica Sustainable Infrastructure plc	1,979,861	81,867
	NRG Energy Inc.	409,710	16,966
	Ormat Technologies Inc. (XNYS)	64,205	7,330
	American States Water Co.	77,230	5,967
	California Water Service Group	20,919	1,143

		Shares	Market Value ($000)
	Brookfield Infrastructure Corp. Class A	13,083	877
			114,150
Total Common Stocks (Cost $13,401,802)			20,788,224
Temporary Cash Investments (5.3%)
Money Market Fund (4.7%)
[5,6]	Vanguard Market Liquidity Fund, 0.107%	10,278,201	1,027,820
		Face Amount ($000)
Repurchase Agreement (0.6%)
	Deutsche Bank Securities, Inc. 0.060%, 2/1/21 (Dated 1/29/21, Repurchase Value $120,501,000, collateralized by Federal Home Loan Mortgage Corp., 3.500%–4.000%, 8/1/45–3/1/49, with a value of $122,910,000)	120,500	120,500
U.S. Government and Agency Obligations (0.0%)
[7]	U.S. Treasury Bill, 0.083%, 3/30/21	800	800
Total Temporary Cash Investments (Cost $1,148,986)			1,149,120
Total Investments (101.1%) (Cost $14,550,788)			21,937,344
Other Assets and Liabilities—Net (-1.1%)			(232,662)
Net Assets (100%)			21,704,682
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,456,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $249,090,000 was received for securities on loan.
7	Securities with a value of $689,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	4,792	495,541	29,670
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,696,763	91,461	—	20,788,224
Temporary Cash Investments	1,027,820	121,300	—	1,149,120
Total	21,724,583	212,761	—	21,937,344
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,510	—	—	7,510
1	Represents variation margin on the last day of the reporting period.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2021 Market Value ($000)
BioTelemetry Inc.	87,075	1,786	72,065	19,341	40,753	—	—	NA1
Cardtronics plc Class A	56,987	—	88,556	6,824	62,315	—	—	NA1
Enerpac Tool Group Corp. Class A	NA2	4,612	653	225	6,741	—	—	63,611
Houghton Mifflin Harcourt Co.	18,789	—	—	—	16,702	—	—	35,491
Vanguard Market Liquidity Fund	456,995	NA3	NA3	—	—	38	—	1,027,820
Vanguard Small-Cap ETF	196,329	48,092	117,211	13,881	22,935	530	—	164,026
Total	816,175			40,271	149,446	568	—	1,290,948
1	Not applicable—at January 31, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—at October 31, 2020, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.